13 Investments	12 Months Ended
Dec. 31, 2020
Investments In Joint Venture
Investments
13	Investments in joint venture

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint venture. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.

The considerations made in determining significant influence or joint control are similar to those necessary to determine control over subsidiaries. The Company’s joint venture is accounted for using the equity method.

Under the equity method, the investment in a joint venture is initially recognised at cost.

The carrying amount of the investment is adjusted to recognise changes in the Company’s share of net assets of the joint venture since the acquisition date. Goodwill relating to the joint venture is included in the carrying amount of the investment and is not tested for impairment separately.

The financial statements of the joint venture are prepared for the same reporting period as the Company. When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

The details of the Company's joint venture are shown below:

			Participation in investments - %
			2020
Group	Company	Country	Company
Financeira Itaú CBD S.A.	Bellamar Empreendimento e Participação S.A.	Brazil	50.00

As described in note 1.3, the Company engaged in the Exchange Transaction in which the Company received 50% interest in Bellamar, an entity that holds 35.76% of FIC’s capital stock. As a result, the Company holds 17.88% indirect interest in FIC.

FIC is a Brazilian company that operates financial services in the Company stores and GPA’s stores with exclusive rights to offer credit cards, financial services and insurance policies, except for extended warranties. FIC has been operating for more than ten years. The FIC is operated by Itaú Unibanco that hold 50% of the shares of FIC.

The Company accounted for the investment in Bellamar at its fair value of R$769 which included the investment in FIC also at fair value. The fair value of investment in FIC was determined by an independent appraisal.

The summarized financial statements are as follows:

Bellamar
2020
Total actions– in millions	162
Percentage interest in company	50.00%

Current assets	22
Non-current assets	370
Total assets	392
Bellamar
2020
Current liabilities	-
Non-current liabilities	-
Shareholders´ equity	392
Total non-current liabilities	392
Income Statements
Income	-
Operating profit	118
Net income for the year	118
13.1	Allocation of the Acquisition Price

The preliminary study for the allocation of the acquisition value corresponding to the 17.88% participation in FIC of R$ 769 is in progress and should be concluded in the near future months.